Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common stock dividends, per share	$ 0.12		$ 0.04		$ 0.22
Series A preferred stock dividends, per share	$ 4,056		$ 4,056		$ 4,056
U.S. Treasury preferred stock dividends, per share	$ 1,236		$ 5,000		$ 5,004
Treasury Stock, Value	$ 792	[1]	$ 888	[1]
Stockholders' Equity Attributable to Noncontrolling Interest	107		129
Treasury Stock and Other
Treasury Stock, Value	851		974		1,104
Deferred Compensation Equity	48		43		59
Stockholders' Equity Attributable to Noncontrolling Interest	$ 107		$ 129		$ 108

[1]	Includes $107 million $129 million as of December 31, 2011 and 2010, respectively, related to noncontrolling interest held.